CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS - OPERATING ACTIVITIES
Net profit (loss)	$ 301,656	$ 209,166	$ (29,127)
Income and expense items not involving cash flows:
Depreciation and amortization	208,411	197,606	168,032
Financing expense associated with debentures series F		150	87,973
Effect of indexation, translation and fair value measurement on debt	12,865	8,292	16,078
Other expense (income), net	2,627	(9,322)	190
Gain from acquisition, net		(50,471)
Changes in assets and liabilities:
Trade accounts receivable	(6,564)	(30,104)	(11,115)
Other current assets	(8,321)	(265)	(14,978)
Inventories	(4,277)	(22,069)	(17,908)
Trade accounts payable	(8,649)	5,550	(26,163)
Deferred revenue and customers' advances	(21,803)	23,581	32,725
Employee related liabilities and other current liabilities	(8,219)	(145)	8,454
Long-term employee related liabilities	(3,247)	(798)	(2,036)
Deferred tax, net	(108,459)	(4,564)	(4,173)
Other long-term liabilities	(385)	861	(12,739)
Nishiwaki employees retirement related payments in connection with its operation cessation			(24,907)
Net cash provided by operating activities	355,635	327,468	170,306
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(187,676)	(217,496)	(172,078)
Proceeds related to sale and disposal of property and equipment	20,038	7,872	6,589
Investment grants received	2,921
Deposits and other investments, including marketable securities, net	(80,643)	(17,101)	(30,000)
Net cash provided by (used in) investing activities	(245,360)	(226,725)	(195,489)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of debentures, net		113,149
Exercise of warrants and options, net	31,315	38,803	14,424
Proceeds from loans		55,960	70,592
Loans repayment	(43,259)	(132,018)	(18,200)
Principal payments on account of capital lease obligation	(781)
Debentures repayment	(6,215)		(51,489)
Dividend payment to Panasonic	(4,378)	(2,563)	(1,570)
Net cash provided by (used in) financing activities	(23,318)	73,331	13,757
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	3,720	5,635	(166)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	90,677	179,709	(11,592)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	355,284	175,575	187,167
CASH AND CASH EQUIVALENTS - END OF PERIOD	445,961	355,284	175,575
NON-CASH ACTIVITIES:
Investments in property and equipment	28,419	23,747	18,657
Conversion of debentures to share capital		611	195,726
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	10,198	9,534	12,371
Cash paid during the period for income taxes	17,668	3,485	3,469
(a) ACQUISITION OF SUBSIDIARIES CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 3:
Working capital (excluding cash and cash equivalents)		10,775
Fixed assets		106,919
Intangible assets		2,799
Long-term liabilities		(28,021)
Total		92,472
Less:
Share capital		40,000
Gain from acquisition, net		52,472
Bargain purchase		$ 92,472